Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Line Items]
Interest expense on lease liabilities	$ 0.8	$ 1.1
Expense relating to short-term leases	2.0	1.8
Cash outflow for leases	$ 18.2	$ 18.2
Property [member]
Leases [Line Items]
Property, plant and equipment useful life	50 years
Property [member] | Weighted average [member]
Leases [Line Items]
Property, plant and equipment useful life	4 years 9 months 18 days
Property [member] | Median [Member]
Leases [Line Items]
Property, plant and equipment useful life	2 years
Other [Mmeber]
Leases [Line Items]
Property, plant and equipment useful life	7 years
Other [Mmeber] | Weighted average [member]
Leases [Line Items]
Property, plant and equipment useful life	3 years 3 months 18 days
Other [Mmeber] | Median [Member]
Leases [Line Items]
Property, plant and equipment useful life	3 years